RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8. RELATED PARTY TRANSACTIONS

All transactions described in Notes to the Financial Statements 6 and 7 were transacted with a now related party, Cole Johnson, President and Director, as of the April 24, 2024 acquisition of Emergen Energy, LLC. All negotiations related to these transactions were prior to Cole Johnson being a related party to Bimergen.

During the nine months ended September 30, 2025 the Company issued sixteen unsecured promissory notes, aggregating $825,700, to EIP, an entity controlled by president and director Cole Johnson. The notes were executed per the schedule below:

Promissory Notes Executed:

March 3, 2025	$60,000
March 28, 2025	$75,000
April 22, 2025	$25,000
April 30, 2025	$75,000
May 20, 2025	$25,000
May 30, 2025	$77,300
June 9, 2025	$28,000
June 30, 2025	$50,000
July 17, 2025	$100,000
July 31, 2025	$50,000
August 8, 2025	$25,000
August 18, 2025	$25,000
August 19, 2025	$15,000
August 25, 2025	$100,000
September 24, 2025	$24,000
September 30, 2025	$71,400
$825,700

The notes bear simple interest at 9.5 percent per annum, mature on December 31, 2025, are pre-payable without penalty, and were used to fund working-capital for operating expenses.  Accrued interest at September 30, 2025 was approximately $18,400.

NOTE 8. RELATED PARTY TRANSACTIONS

All transactions described in Notes to the Financial Statements 6 and 7 were transacted with a now related party, Cole Johnson, President and Director, as of the April 24, 2024 acquisition of Emergen Energy, LLC. All negotiations related to these transactions were prior to Cole Johnson being a related party to Bimergen.